CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans, Including Fees	$ 44,460,149	$ 51,728,665	$ 57,620,911
Federal Funds Sold and Securities Purchased Under Agreements to Resell	114,794	95,428	24,438
Deposits with Other Banks	45,646	38,085	553
Investment Securities
U. S. Government Agencies	6,873,296	6,613,030	7,626,856
State, County and Municipal	160,892	103,133	258,545
Corporate Obligations	91,034	137,831	296,273
Dividends on Other Investments	47,001	21,547	19,846
Interest Income	51,792,812	58,737,719	65,847,422
Interest Expense
Deposits	12,950,229	17,212,312	21,642,734
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	337,711	721,044	876,484
Borrowed Money	3,517,633	3,589,847	3,761,924
Interest Expense	16,805,573	21,523,203	26,281,142
Net Interest Income	34,987,239	37,214,516	39,566,280
Provision for Loan Losses	8,250,000	13,350,000	43,445,000
Net Interest Income (Loss) After Provision for Loan Losses	26,737,239	23,864,516	(3,878,720)
Noninterest Income
Service Charges on Deposits	3,244,536	3,597,416	4,198,019
Other Service Charges, Commissions and Fees	1,311,758	1,139,935	986,392
Mortgage Fee Income	265,636	313,005	447,989
Securities Gains	2,923,601	2,617,062	2,625,867
Gain on Sale of SBA Loans	946,732	1,004,585	140,122
Other	1,258,813	1,334,846	1,145,798
Noninterest Income	9,951,076	10,006,849	9,544,187
Noninterest Expenses
Salaries and Employee Benefits	14,632,693	14,096,698	14,483,306
Occupancy and Equipment	3,997,667	4,422,152	4,287,006
Directors' Fees	466,075	495,950	502,575
Legal and Professional Fees	1,186,884	1,369,864	1,362,536
Foreclosed Property	4,045,245	4,943,530	2,270,792
FDIC Assessment	1,828,799	1,866,956	2,662,042
Goodwill Impairment	0	0	2,412,338
Advertising	508,329	743,278	758,458
Software	660,120	630,543	498,657
Telephone	735,758	703,786	764,373
Other	4,989,267	4,583,606	4,842,139
Noninterest Expense	33,050,837	33,856,363	34,844,222
Income (Loss) Before Income Taxes (Benefits)	3,637,478	15,002	(29,178,755)
Income Taxes (Benefits)	1,103,883	(459,214)	(9,994,881)
Net Income (Loss)	2,533,595	474,216	(19,183,874)
Preferred Stock Dividends	1,400,000	1,400,000	1,365,000
Net Income (Loss) Available to Common Stockholders	$ 1,133,595	$ (925,784)	$ (20,548,874)
Net Income (Loss) Per Share of Common Stock
Basic (in dollars per share)	$ 0.13	$ (0.11)	$ (2.85)
Diluted (in dollars per share)	$ 0.13	$ (0.11)	$ (2.85)
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0.00	$ 0.00	$ 0.146
Weighted Average Shares Outstanding (in shares)	8,439,258	8,149,217	7,213,430